Business Combinations	12 Months Ended
Dec. 31, 2022
Business Combinations
Business Combinations

Note 5: Business Combinations

P3 Business Combinations

The Business Combinations represented a forward merger and was accounted for using the acquisition method of accounting under which P3 LLC was the acquired company and P3 was the accounting acquirer for financial reporting purposes. This determination is based primarily on the following:

(i)	P3 is the sole managing member of P3 LLC subsequent to the Closing, and the managing member conducts, directs, and exercises full control over all activities of P3 LLC. The non-managing members of P3 LLC do not have substantive kick-out or participating rights; and
(ii)	No one predecessor stakeholder of P3 had a controlling interest in P3 before or has a controlling interest in the combined company after the Business Combinations. The Business Combinations is not a transaction between entities under common control.

The following summarizes the purchase price consideration:

Equity	$80,301
Fair value of redeemable non-controlling interest	1,807,428
Stock compensation pre-combination services	26,313
Cash consideration	18,405
Payment of P3 LLC’s transaction costs	19,152
Total purchase consideration	$1,951,599

The Company recorded the allocation of the purchase consideration to the tangible and intangible assets acquired and liabilities assumed based on their estimated fair values as of the Closing Date. The purchase consideration and allocation includes the fair value of assets and liabilities associated with the Company’s acquisitions of three medical practices in the Predecessor Period of 2021 described below.

The aggregate purchase price consideration for the Business Combinations has been allocated as follows at the acquisition date:

Assets acquired:
Cash	$5,301
Restricted cash	54
Health plan receivables	47,733
Clinic fees and insurance receivables, net	426
Other receivables	1,881
Prepaid expenses and other current assets	939
Property and equipment	7,875
Definite lived intangible assets:
Customer relationships	684,000
Provider network	3,700
Trademarks	147,700
Goodwill	1,278,453
Operating lease right-of-use assets(1)	10,604
Total assets acquired	2,188,666

Liabilities assumed:
Accounts payable and accrued expenses	25,819
Accrued payroll	2,869
Health plan settlements payable	25,008
Claims payable	76,031
Premium deficiency reserve	11,559
Accrued interest	9,269
Current portion of long-term debt	301
Operating lease liability	6,211
Long-term debt, net of current portion	80,000
Total liabilities assumed	237,067
Net assets acquired	$1,951,599
(1)	Included within other long-term assets on the consolidated balance sheet.

Fair value of property and equipment acquired consists of the following at the acquisition date:

Leasehold improvements	$1,537
Furniture and fixtures	1,081
Computer equipment and software	3,066
Medical equipment	414
Software (development in process)	1,777
Total property and equipment	$7,875

Working capital accounts, property and equipment, and notes receivable were measured at the existing carrying values, which approximated fair values. The fair value of long-term debt was measured at face value, which approximated the fair value. The fair value of customer relationships was measured at the acquisition date under the excess earnings method using Level 3 inputs, such as projected cash flows, annual retention rates attributable to the existing relationships, and a selected discount rate. The fair value of the provider network was measured at the acquisition date under the cost approach using Level 3 inputs, such as estimated direct costs, estimates of allocated overhead costs, and an estimated mark-up percentage to apply to such costs. The fair value of trademarks was measured at the acquisition date under the relief-from-royalty method using Level 3 inputs, such as projected cash flows, benchmark royalty rates, and a selected discount rate. Goodwill arising from the acquisition is primarily attributable to the assembled workforce of P3 LLC and expected future market opportunities. Goodwill of $3.8 million recognized in the Business Combinations is expected to be deductible for tax purposes. The useful life of acquired definite lived intangible assets is 10 years.

Other Acquisitions

The Company acquired 100% of the outstanding equity interests of Medcore Health Plan, Inc. (“Medcore HP”) on December 31, 2021 and the net assets of Omni IPA Medical Group, Inc. (“Omni”) on December 27, 2021 (collectively, the “Medcore Acquisition”). Medcore HP is a health plan licensed under the California Knox-Keen Health Care Service Plan Act of 1975 and Omni is an independent practice association located in California. Omni serves as Medcore HP’s contracted and fully delegated physician network providing medical services to Medcore HP’s patients and members. Due to the extensive inter-reliance of these two businesses, the Company accounted for the purchases as a single, combined business. The total purchase price of $40.0 million includes $3.5 million to be paid to the sellers upon resolution of the assumed claims payable and risk adjustment factor, which is considered to be a Level 3 fair value measurement. The change in fair value of the contingent consideration from the acquisition date to December 31, 2022 was not material. Release of this payment, currently expected in the first half of 2023, is not subject to resolution of a substantive future contingent event and has therefore been included in the total consideration to be transferred. The cash payment, net of cash acquired and the amount retained payment of $3.5 million, was $15.7 million.

The Company also purchased three medical practices during the Predecessor Period of 2021 for a total net cash purchase price of $5.0 million. As referenced above, the assets acquired and liabilities assumed in these acquisitions were included in the purchase consideration and allocation for the Business Combinations.

Goodwill arising from the acquisition is primarily attributable to the assembled workforce and expected future market opportunities. Goodwill of $8.1 million recognized in these other acquisitions is expected to be deductible for tax purposes. The useful life of acquired definite lived intangible assets is 10 years.

The aggregate purchase price consideration of the other acquisitions in 2021 has been allocated as follows at the acquisition dates:

	Successor	Predecessor
	Period	Period
Assets acquired:
Cash	$20,547	$3
Restricted cash	302	—
Health plan receivables	5,754	—
Clinic fees and insurance receivables, net	141	—
Other receivables	726	—
Prepaid expenses and other current assets	1,190	—
Property and equipment	113	6
Definite lived intangible assets:
Customer relationships	—	2,046
Payor contracts	4,700	—
Provider network	1,100	—
Trademarks	900	—
Indefinite lived intangible assets:
Medical licenses	700	—
Goodwill	31,298	2,934
Total assets acquired	$67,471	$4,989
Liabilities assumed:
Accounts payable	150	—
Accrued payroll	277	—
Health plan settlements payable	133	—
Claims payable	26,898	—
Total liabilities assumed	27,458	—
Net assets acquired	$40,013	$4,989

In the third quarter of 2022, the Company acquired two medical practices in separate transactions. The total cash purchase price was $5.5 million, net of cash acquired, and was allocated primarily to goodwill.

Pro Forma Financial Information (Unaudited)

The following unaudited pro forma financial information summarizes the results of operations for the Company as though the Business Combinations and the Medcore Acquisition had occurred on January 1, 2020 and has been derived from the historical consolidated financial statements of the Company’s Predecessor Periods and the Successor Period. The Successor and Predecessor Periods for the year ended December 31, 2021 have been combined. The unaudited pro forma financial information has been presented for illustrative purposes only and is not necessarily indicative of results of operations that would have been achieved had the acquisition taken place on the date indicated, or the future consolidated results of operations of the Company.

Year Ended
December 31,2021
(Unaudited)
Total operating revenue	$793,447
Net loss	$(259,282)
Net loss attributable to non-controlling interest	$(214,167)
Net loss attributable to controlling interest	$(45,115)

The unaudited pro forma results reflect the step-up amortization adjustments for the fair value of intangible assets acquired, transaction expenses, accelerated vesting of equity-based compensation, debt discount amortization, and income attributable to non-controlling interest holders.